Employee Benefit Plans - Amounts Recorded on the Balance Sheet (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Fair value of plan assets	$ 1,039,763	$ 1,083,014
Present value of projected benefit obligation	(1,321,969)	(1,322,874)
Funded status	$ (282,206)	$ (239,860)